Income Taxes - Schedule of Income Taxes Paid (Details) - 12 months ended Apr. 30, 2026	USD ($)	JPY (¥)
Schedule of Income Tax Paid [Line Items]
Total income taxes paid, net of refunds	$ 572	¥ 89,560
Other foreign jurisdictions [Member]
Schedule of Income Tax Paid [Line Items]
Total income taxes paid, net of refunds
Japan [Member] | national income taxes [Member]
Schedule of Income Tax Paid [Line Items]
Total income taxes paid, net of refunds
Japan [Member] | local income taxes [Member]
Schedule of Income Tax Paid [Line Items]
Total income taxes paid, net of refunds
Cyprus [Member]
Schedule of Income Tax Paid [Line Items]
Total income taxes paid, net of refunds
Germany [Member]
Schedule of Income Tax Paid [Line Items]
Total income taxes paid, net of refunds	572	89,560
Switzerland [Member]
Schedule of Income Tax Paid [Line Items]
Total income taxes paid, net of refunds
United States [Member]
Schedule of Income Tax Paid [Line Items]
Total income taxes paid, net of refunds